Percentage of Revenues Earned from Customers (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Chevron
Concentration Risk [Line Items]
Percentage of revenues earned from customer	45.00%	100.00%
Total
Concentration Risk [Line Items]
Percentage of revenues earned from customer	32.90%
Petrobras
Concentration Risk [Line Items]
Percentage of revenues earned from customer	22.10%